Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

Actual capital levels (in millions), minimum required levels and levels needed to be classified as well capitalized for the Bancorp are summarized below:

					Minimum
					Required To Be
					Well Capitalized
			Minimum Required		Under Prompt
			For Capital		Corrective
	Actual		Adequacy Purposes		Action Regulations
(Dollars in millions)	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total capital to risk-weighted assets	$70.1	14.6%	$38.3	8.0%	$47.9	10.0%
Tier 1 capital to risk-weighted assets	$64.1	13.4%	$19.1	4.0%	$28.7	6.0%
Tier 1 capital to adjusted average assets	$64.1	9.4%	$20.5	3.0%	$34.2	5.0%

2011
Total capital to risk-weighted assets	$64.9	14.3%	$36.2	8.0%	$45.2	10.0%
Tier 1 capital to risk-weighted assets	$59.2	13.1%	$18.1	4.0%	$27.1	6.0%
Tier 1 capital to adjusted average assets	$59.2	9.2%	$19.4	3.0%	$32.3	5.0%